COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2018
COST OF SALES.
Schedule of cost of sales

Figures in million - SA rand	Notes	2018	2017	2016
Salaries and wages		(15,710.3)	(15,323.0)	(9,276.1)
Consumable stores	19	(9,327.9)	(8,789.4)	(5,243.2)
Utilities		(5,049.2)	(4,930.1)	(3,709.0)
Mine contracts		(3,197.6)	(2,956.9)	(2,105.3)
Recycling		(7,196.5)	(4,376.9)	-
Other		(4,564.0)	(3,398.0)	(2,769.9)
Ore reserve development costs capitalised		3,530.3	3,291.6	2,394.4
Cost of sales, before amortisation and depreciation		(41,515.2)	(36,482.7)	(20,709.1)
Amortisation and depreciation	12	(6,613.8)	(5,699.7)	(4,041.9)
Total cost of sales		(48,129.0)	(42,182.4)	(24,751.0)